Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 785,000.00
Previously Paid Amount	0.00
Total Fee Amount	120.19
Total Offset Amount	0.00
Net Fee	$ 120.19